Cover	Apr. 16, 2024
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This Amendment No. 1 on Form 8-K/A (this “Amendment No. 1”) amends Item 9.01 of the Current Report on Form 8-K filed by iLearningEngines, Inc. (the “Company”) on April 22, 2024 (the “Original Report”), in which the Company reported, among other events, the completion of the Business Combination. This Amendment No. 1 amends the financial statements provided under Item 9.01(a) in the Original Report to include the unaudited condensed consolidated financial statements of the Company as of and for the three months ended March 31, 2024 and 2023 and the related notes. This Amendment No. 1 does not amend any other item of the Original Report or purport to provide an update or a discussion of any developments at the Company subsequent to the filing date of the Original Report. Capitalized terms used but not defined herein have the meanings given in the Original Report.
Document Period End Date	Apr. 16, 2024
Entity File Number	001-40129
Entity Registrant Name	ILEARNINGENGINES, INC.
Entity Central Index Key	0001835972
Entity Tax Identification Number	85-3961600
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	6701 Democracy Blvd.
Entity Address, Address Line Two	Suite 300
Entity Address, City or Town	Bethesda
Entity Address, State or Province	MD
Entity Address, Postal Zip Code	20817
City Area Code	650
Local Phone Number	248-9874
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Common Stock, par value $0.0001 per share
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	AILE
Security Exchange Name	NASDAQ
Warrants, each whole warrant exercisable for one share of Common Stock at an exercise price of $11.50 per share
Title of 12(b) Security	Warrants, each whole warrant exercisable for one share of Common Stock at an exercise price of $11.50 per share
Trading Symbol	AILEW
Security Exchange Name	NASDAQ